PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET.
PROPERTY, PLANT AND EQUIPMENT, NET

6. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Software and electronic equipment	77,693	83,723
Buildings	34,764	34,764
Leasehold improvements	90,720	92,879
Total	203,177	211,366
Less: accumulated depreciation	(112,238)	(149,029)
Construction in progress	9,666	1,060
Property, plant and equipment, net	100,605	63,397

The Group has recorded depreciation expenses of RMB35,109, RMB41,406 and RMB36,791 during the years ended December 31, 2021, 2022 and 2023, respectively. No impairment was recorded during the years ended December 31, 2021, 2022 and 2023.